Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Philotimo Focused Growth and Income Fund | Philotimo Focused Growth and Income Fund Class
Prospectus [Line Items]
Annual Return [Percent]	15.52%	24.56%	4.06%	(12.09%)